Shareholder Report, Holdings (Details) - C000246166 [Member]	Nov. 30, 2025
Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Avantis Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Avantis Emerging Markets Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)